Income Tax (Details) - Schedule of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of theoretical tax expense [Abstract]
Income before income taxes, as per the statement of operations	$ 57,417	$ 45,617
Statutory tax rate in Israel	23.00%	23.00%
Tax computed at the statutory tax rate	$ 13,205	$ 10,494
Tax adjustment in respect of different tax rates	(1,756)	283
Deferred taxes on losses for which deferred taxes were not created	(511)	(80)
Tax-deductible costs, not included in the accounting costs	(2,680)	(1,041)
Non-deductible expenses and tax expenses in respect of prior years, net	2,670	1,001
Uncertain tax positions and other	210	(379)
Taxes on income	$ 11,138	$ 10,278